Employee Information - Summary of Employee Movements (Detail) - Employee	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Information About Employees [line items]
Number of employees	88,826	94,236
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	11,526	11,919
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	6,116	6,203
Temporary employees [member]
Disclosure of Information About Employees [line items]
Number of employees	328	339